Merger (Details) - shares	1 Months Ended
	Mar. 24, 2016	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jan. 29, 2016
Merger [Abstract]
Authorized shares of common stock		100,000	100,000	100,000	100,000
Authorized shares of preferred stock		5,000	5,000	5,000
Common stock, shares issued		58,071	52,571	49,468
Common stock outstanding		57,486	51,986	48,923
Subsidiaries [Member]
Merger [Abstract]
Equity ownership percentage						95.00%
Warrants And Options [Member]
Merger [Abstract]
Common stock aggregate, shares	1,351
Shareholders [Member]
Merger [Abstract]
Authorized shares of common stock	100,000
Authorized shares of preferred stock	5,000
Description on reverse stock split	To approve a reverse stock split of the MSC common stock of 1 for 250.
Common stock, shares issued	29,057
Common stock outstanding	29,057
Common stock aggregate, shares	27,706